Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net Income (loss)	$ 30,272	$ 3,138
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,598	1,385	$ 7,732	$ 2,322	$ 48,247
Amortization of deferred financing costs and interest rate cap	226	329	1,052	4,472	3,863
Equity-based compensation expense	5,530	3,597	19,053	6,047	4,287
Loss on extinguishment of debt	0	4,285	4,285	35,828	685
Change in fair value of warrants	(327)	2,279	(8,227)	1,389	0
Amortization of leases	150	490	2,170	0	0
Loss on asset disposals	7	0	369	0	169
Change in fair value of contingent consideration	34	0	(2,065)	0	0
Interest expense paid-in-kind			0	25,214	15,678
Impairment charges			0	0	573,838
Change in assets and liabilities:
Accounts receivable	(10,000)	(17,854)	(329)	(874)	(10,250)
Inventory	(11,370)	(6,126)	(1,010)	(4,311)	4,094
Prepaid expenses and other current assets	(3,417)	(3,252)	42,894	7,623	(67,584)
Accounts payable	56,826	45,094	(30,779)	128,160	(28,674)
Accrued expenses and other current liabilities	444	(10,599)	(94,415)	14,196	195,404
Deferred revenue	(6,063)	3,094	6,844	19,183	24
Other assets and liabilities	201	(2,326)	(3,978)	(189)	512
Deferred paid-in-kind interest paid on May 2020 First Lien Loan			0	(44,141)	0
Net cash provided by operating activities	65,111	23,534	14,375	175,790	(33,892)
Cash flows from investing activities
Purchases of property and equipment	(215)	(693)	(3,558)	(1,132)	(341)
Investments in developed technology	(2,027)	(2,748)	(11,684)	(8,438)	(7,264)
Purchases of personal seat licenses	(365)	0	(165)	(76)	0
Cash acquired (paid) in acquisition			(8)	301	0
Net cash used in investing activities	(2,607)	(3,441)	(15,415)	(9,345)	(7,605)
Cash flows from financing activities
Repurchase of common stock as treasury stock	(7,612)	0	(32,494)	0	0
Cash paid for milestone payments	(2,500)	0	(1,111)	0	0
Payments of deferred financing costs and other debt-related costs	0	(4,856)	(4,856)	0	(8,479)
Distributions to non-controlling interests			(5,245)	0	0
Proceeds from PIPE Financing			0	475,172	0
Proceeds from the Merger Transaction			0	277,738	0
Redemption of Redeemable Senior Preferred Units			0	(236,026)	0
Prepayment penalty on extinguishment of debt			0	(27,974)	0
Payment of reverse recapitalization costs			0	(20,175)	0
Dividends paid to Class A Common Stock Shareholders			0	(17,698)	0
Proceeds from Revolving Facility			0	0	50,000
Payments of Revolving Facility			0	0	(50,000)
Distributions			0	0	(120)
Net cash used in financing activities	(10,800)	(195,568)	(236,480)	38,028	245,545
Net increase (decrease) in cash, cash equivalents, and restricted cash	51,704	(175,475)	(237,520)	204,473	204,048
Cash, cash equivalents, and restricted cash - beginning of period	252,290	489,810	489,810	285,337	81,289
Cash, cash equivalents, and restricted cash - end of period	303,994	314,335	252,290	489,810	285,337
Supplemental disclosure of cash flow information:
Cash paid for interest	1,941	3,612	14,794	72,736	34,592
Cash paid for operating lease liabilities	234	694
Right-of-use assets obtained in exchange for lease obligations	0	3,406	3,406	0	0
Paid-in-kind interest added to May 2020 First Lien Loan principal			0	28,463	15,678
Acquisition non-cash consideration			0	21,306	0
Property and equipment acquired through tenant improvement allowance			6,472	0	0
Equity-based compensation expense related to capitalized development costs			79	0	0
Subsidiaries [Member]
Cash flows from operating activities
Net Income (loss)	30,272	3,138	70,779	(19,129)	(774,185)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,598	1,385	7,732	2,322	48,247
Loss on extinguishment of debt	0	(4,285)	(4,285)	(35,828)	(685)
Change in fair value of warrants		2,300
Change in fair value of contingent consideration	34	0	(2,065)	0	0
Impairment charges			0	0	573,838
June 2017 First Lien Loan
Cash flows from financing activities
Payments of June 2017 First Lien Loan	0	(465,712)	(465,712)	(153,009)	(5,856)
February 2022 First Lien Loan
Cash flows from financing activities
Proceeds from First Lien Loan	0	275,000
May 2020 First Lien Loan
Cash flows from financing activities
Payments of May 2020 First Lien Loan			0	(260,000)	0
Proceeds from First Lien Loan			0	0	260,000
February 2022 First Lien Loan
Cash flows from financing activities
Payments of February 2022 First Lien Loan	$ (688)	$ 0	(2,062)	0	0
Proceeds from First Lien Loan			$ 275,000	$ 0	$ 0